Note 7 - Federal Home Loan Bank Advances	12 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Federal Home Loan Bank Advances, Disclosure [Text Block]
NOTE
7—FEDERAL
HOME LOAN BANK ADVANCES

A summary of Federal Home Loan Bank (FHLB) advances were as follows:

			June 30, 2018		June 30, 2017
	Stated Interest Rate Range			Weighted Average		Weighted Average
Advance Type	From	To	Amount	Rate	Amount	Rate
Fixed-rate, amortizing	4.30%	4.30%	$56	4.30%	$120	4.30%
Fixed-rate	1.16	1.78	11,700	1.46	12,200	1.47

Each fixed rate advance has a prepayment penalty equal to the present value of
100%
of the lost cash flow based upon the difference between the contract rate on the advance and the current rate on a comparable new advance. The following table is a summary of the scheduled principal payments for all advances:

Twelve Months Ending June 30	Principal Payments
2019	$2,056
2020	1,500
2021	1,500
2022	1,700
Thereafter	5,000
Total	$11,756

Pursuant to collateral agreements with the FHLB, advances are secured by all the stock invested in the FHLB and certain qualifying first
mortgage and multi-family loans. The advances were collateralized by
$53,572
and
$49,023
of
first
mortgage and multi-family loans under a blanket lien arrangement at
June 30, 2018
and
2017,
respectively. Based on this collateral and Consumers’ holdings of FHLB stock, Consumers National was eligible to borrow up to a total of
$14,892
in additional advances at
June 30, 2018.